DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Short Duration High Yield Bond ETF

May 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Basic Materials - 4.7%
Chemicals - 1.6%
Avient Corp., 144A,5.75%, 5/15/25	$170,000	$169,368
Chemours Co.,5.375%, 5/15/27	116,000	106,993
INEOS Finance PLC, 144A,6.75%, 5/15/28	100,000	98,596
INEOS Quattro Finance 2 PLC, 144A,3.375%, 1/15/26	83,000	76,258
Methanex Corp.,5.125%, 10/15/27	100,000	93,226
NOVA Chemicals Corp.
144A,4.875%, 6/1/24	170,000	166,231
144A,5.00%, 5/1/25	97,000	94,986
144A,5.25%, 6/1/27	179,000	162,098
Olin Corp.,5.125%, 9/15/27	83,000	78,883
SCIH Salt Holdings, Inc., 144A,4.875%, 5/1/28	210,000	186,298

(Cost $1,250,865)		1,232,937

Iron/Steel - 0.6%
Cleveland-Cliffs, Inc.
144A,6.75%, 3/15/26	170,000	172,150
5.875%, 6/1/27	100,000	97,142
Mineral Resources Ltd.
144A,8.125%, 5/1/27	98,000	98,130
144A,8.00%, 11/1/27	126,000	126,484

(Cost $501,289)		493,906

Mining - 2.5%
Arconic Corp.
144A,6.00%, 5/15/25	136,000	136,679
144A,6.125%, 2/15/28	149,000	150,482
First Quantum Minerals Ltd.
144A,7.50%, 4/1/25	146,000	145,850
144A,6.875%, 3/1/26	233,000	226,604
144A,6.875%, 10/15/27	250,000	238,400
FMG Resources August 2006 Pty Ltd.
144A,5.125%, 5/15/24	137,000	136,991
144A,4.50%, 9/15/27	100,000	94,805
Hudbay Minerals, Inc., 144A,4.50%, 4/1/26	125,000	114,717
Kaiser Aluminum Corp., 144A,4.625%, 3/1/28	100,000	87,512
Nexa Resources SA
144A,5.375%, 5/4/27	109,000	99,711
144A,6.50%, 1/18/28	109,000	103,012
Vedanta Resources Finance II PLC
144A,13.875%, 1/21/24	200,000	182,316
144A,8.95%, 3/11/25	265,000	197,359
144A,9.25%, 4/23/26	100,000	70,097
Vedanta Resources Ltd., 144A,6.125%, 8/9/24	40,000	28,459

(Cost $1,988,022)		2,012,994

Communications - 15.9%
Advertising - 0.9%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	214,000	188,941
144A,7.75%, 4/15/28	185,000	138,047
CMG Media Corp., 144A,8.875%, 12/15/27	184,000	118,469
Lamar Media Corp.,3.75%, 2/15/28	115,000	103,889
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,6.25%, 6/15/25	65,000	64,842
144A,5.00%, 8/15/27	119,000	106,815

(Cost $754,254)		721,003

Internet - 2.0%
Gen Digital, Inc.
144A,5.00%, 4/15/25	160,000	156,540
144A,6.75%, 9/30/27	194,000	193,982
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A,5.25%, 12/1/27	100,000	95,630
Match Group Holdings II LLC, 144A,5.00%, 12/15/27	65,000	61,223
MercadoLibre, Inc.,2.375%, 1/14/26	50,000	45,860
Rakuten Group, Inc., 144A,10.25%, 11/30/24	185,000	186,850
Uber Technologies, Inc.
144A,7.50%, 5/15/25	225,000	227,764
144A,8.00%, 11/1/26	244,000	249,077
144A,7.50%, 9/15/27	236,000	242,382
144A,6.25%, 1/15/28	80,000	79,703

(Cost $1,538,988)		1,539,011

Media - 8.1%
Altice Financing SA, 144A,5.00%, 1/15/28	200,000	156,418
AMC Networks, Inc.
5.00%, 4/1/24	126,000	123,933
4.75%, 8/1/25	132,000	116,834
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	100,000	98,041
144A,5.125%, 5/1/27	660,000	612,272
144A,5.00%, 2/1/28	420,000	382,257
CSC Holdings LLC
5.25%, 6/1/24	142,000	131,844
144A,5.50%, 4/15/27	262,000	214,037
144A,5.375%, 2/1/28	200,000	157,615
144A,7.50%, 4/1/28	195,000	105,907
144A,11.25%, 5/15/28	155,000	146,607

DISH DBS Corp.
5.875%, 11/15/24	360,000	309,104
7.75%, 7/1/26	362,000	206,742
144A,5.25%, 12/1/26	502,000	397,479
DISH Network Corp., 144A,11.75%, 11/15/27	646,000	619,011
Gray Television, Inc.
144A,5.875%, 7/15/26	114,000	98,082
144A,7.00%, 5/15/27	142,000	117,429
iHeartCommunications, Inc.
6.375%, 5/1/26	152,000	115,571
8.375%, 5/1/27	196,000	110,527
144A,5.25%, 8/15/27	151,000	106,244
144A,4.75%, 1/15/28	80,000	55,611
Nexstar Media, Inc., 144A,5.625%, 7/15/27	295,000	269,664
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	270,000	238,508
144A,5.00%, 8/1/27	228,000	206,993
TEGNA, Inc.
144A,4.75%, 3/15/26	102,000	97,405
4.625%, 3/15/28	180,000	157,275
Telenet Finance Luxembourg Notes SARL, 144A,5.50%, 3/1/28	200,000	186,075
Univision Communications, Inc.
144A,5.125%, 2/15/25	250,000	241,757
144A,6.625%, 6/1/27	284,000	269,289
UPC Holding BV, 144A,5.50%, 1/15/28	85,000	74,694
Videotron Ltd.
144A,5.375%, 6/15/24	121,000	119,919
144A,5.125%, 4/15/27	80,000	77,285
Ziggo Bond Co. BV, 144A,6.00%, 1/15/27	106,000	97,791

(Cost $7,177,927)		6,418,220

Telecommunications - 4.9%
Altice France Holding SA
144A,10.50%, 5/15/27	289,000	172,975
144A,6.00%, 2/15/28	202,000	100,314
Altice France SA
144A,8.125%, 2/1/27	309,000	266,389
144A,5.50%, 1/15/28	191,000	145,041
C&W Senior Financing DAC, 144A,6.875%, 9/15/27	229,000	197,225
CommScope Technologies LLC
144A,6.00%, 6/15/25	215,000	202,289
144A,5.00%, 3/15/27	129,000	86,926
CommScope, Inc.
144A,6.00%, 3/1/26	291,000	273,618
144A,8.25%, 3/1/27	192,000	150,870
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	209,000	186,480
144A,5.00%, 5/1/28	285,000	238,954
Hughes Satellite Systems Corp.
5.25%, 8/1/26	124,000	115,686
6.625%, 8/1/26	137,000	126,715
Iliad Holding SASU, 144A,6.50%, 10/15/26	201,000	189,331
Level 3 Financing, Inc.
144A,3.40%, 3/1/27	108,000	85,702
144A,4.625%, 9/15/27	207,000	129,567
Lumen Technologies, Inc.
144A,5.125%, 12/15/26	85,000	52,139
144A,4.00%, 2/15/27	204,000	133,675
Millicom International Cellular SA, 144A,5.125%, 1/15/28	79,200	68,357
Sable International Finance Ltd., 144A,5.75%, 9/7/27	84,000	78,160
Telecom Italia SpA, 144A,5.303%, 5/30/24	259,000	252,907
VEON Holdings BV, 144A,4.95%, 6/16/24	113,000	104,815
Viasat, Inc.
144A,5.625%, 9/15/25	201,000	193,372
144A,5.625%, 4/15/27	49,000	46,215
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	256,000	178,506
144A,6.125%, 3/1/28	205,000	123,953

(Cost $4,417,969)		3,900,181

Consumer, Cyclical - 25.8%
Airlines - 2.6%
Air Canada, 144A,3.875%, 8/15/26	203,000	188,672
American Airlines Group, Inc., 144A,3.75%, 3/1/25	85,000	80,451
American Airlines, Inc.
144A,11.75%, 7/15/25	480,000	525,814
144A,7.25%, 2/15/28	130,000	127,376
Delta Air Lines, Inc.
2.90%, 10/28/24	170,000	164,356
7.375%, 1/15/26	175,000	183,839
4.375%, 4/19/28	89,000	83,772
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,5.75%, 1/20/26	226,252	210,602
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25	106,000	107,402
144A,8.00%, 9/20/25	70,000	70,719
United Airlines, Inc., 144A,4.375%, 4/15/26	365,000	345,650

(Cost $2,161,605)		2,088,653

Apparel - 0.2%
Hanesbrands, Inc., 144A,4.875%, 5/15/26
(Cost $197,634)	192,000	178,920

Auto Manufacturers - 3.7%
Allison Transmission, Inc., 144A,4.75%, 10/1/27	61,000	57,875
Aston Martin Capital Holdings Ltd., 144A,10.50%, 11/30/25	210,000	211,620
Ford Motor Co.,4.346%, 12/8/26	310,000	298,996
Ford Motor Credit Co. LLC
3.81%, 1/9/24	50,000	49,068
5.584%, 3/18/24	170,000	169,100
3.664%, 9/8/24	93,000	89,725
4.063%, 11/1/24	150,000	145,316
2.30%, 2/10/25	161,000	150,419
4.687%, 6/9/25	97,000	93,374
5.125%, 6/16/25	186,000	180,489
4.134%, 8/4/25	125,000	118,489
3.375%, 11/13/25	331,000	305,210
GMTN, 4.389%, 1/8/26	158,000	148,812
6.95%, 3/6/26	85,000	85,256
4.542%, 8/1/26	82,000	76,811
2.70%, 8/10/26	151,000	133,781
4.271%, 1/9/27	113,000	103,840
4.95%, 5/28/27	159,000	148,971
4.125%, 8/17/27	107,000	96,797
3.815%, 11/2/27	35,000	31,107
7.35%, 11/4/27	128,000	129,443
2.90%, 2/16/28	50,000	42,292
6.80%, 5/12/28	80,000	79,243

(Cost $3,054,002)		2,946,034

Auto Parts & Equipment - 1.4%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	214,000	202,650
144A,7.00%, 4/15/28	84,000	84,992
American Axle & Manufacturing, Inc.,6.50%, 4/1/27	93,000	86,865
Dana, Inc.,5.375%, 11/15/27	86,000	80,658
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	143,000	146,327
5.00%, 5/31/26	152,000	148,360
4.875%, 3/15/27	118,000	112,889
ZF North America Capital, Inc.,
144A,4.75%, 4/29/25	182,000	176,552
144A,6.875%, 4/14/28	100,000	100,205

(Cost $1,176,627)		1,139,498

Distribution/Wholesale - 0.2%
American Builders & Contractors Supply Co., Inc., 144A,4.00%, 1/15/28	130,000	118,696
Ritchie Bros Holdings, Inc., 144A,6.75%, 3/15/28	65,000	66,300

(Cost $185,284)		184,996

Entertainment - 4.3%
AMC Entertainment Holdings, Inc., 144A,10.00%, 6/15/26	266,000	169,615
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	497,000	495,937
144A,8.125%, 7/1/27	315,000	321,197
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,5.75%, 7/1/25	169,000	170,009
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A,5.50%, 5/1/25	192,000	190,785
5.375%, 4/15/27	97,000	92,586
Churchill Downs, Inc.
144A,5.50%, 4/1/27	102,000	98,678
144A,4.75%, 1/15/28	120,000	111,176
Cinemark USA, Inc., 144A,5.875%, 3/15/26	78,000	74,223
International Game Technology PLC
144A,6.50%, 2/15/25	58,000	58,270
144A,4.125%, 4/15/26	127,000	120,914
144A,6.25%, 1/15/27	171,000	170,819
Live Nation Entertainment, Inc.
144A,4.875%, 11/1/24	137,000	134,751
144A,6.50%, 5/15/27	193,000	192,980
144A,4.75%, 10/15/27	215,000	199,463
144A,3.75%, 1/15/28	80,000	72,400
Mohegan Tribal Gaming Authority, 144A,8.00%, 2/1/26	215,000	188,870
Penn Entertainment, Inc., 144A,5.625%, 1/15/27	68,000	63,693
Scientific Games International, Inc.
144A,8.625%, 7/1/25	192,000	196,304
144A,7.00%, 5/15/28	90,000	88,989
Six Flags Entertainment Corp., 144A,5.50%, 4/15/27	86,000	81,379
Vail Resorts, Inc., 144A,6.25%, 5/15/25	100,000	100,358

(Cost $3,529,485)		3,393,396

Food Service - 0.8%
Aramark Services, Inc.
144A,5.00%, 4/1/25	170,000	166,026
144A,6.375%, 5/1/25	210,000	208,614
144A,5.00%, 2/1/28	210,000	198,686
TKC Holdings, Inc., 144A,6.875%, 5/15/28	70,000	59,575

(Cost $636,187)		632,901

Home Builders - 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A,6.25%, 9/15/27	110,000	99,174
Mattamy Group Corp., 144A,5.25%, 12/15/27	97,000	89,562
Meritage Homes Corp.,6.00%, 6/1/25	78,000	78,206
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	85,000	83,149
144A,5.75%, 1/15/28	80,000	77,757

(Cost $425,049)		427,848

Housewares - 0.6%
Newell Brands, Inc.
4.875%, 6/1/25	68,000	64,785
4.70%, 4/1/26	362,000	337,565
6.375%, 9/15/27	91,000	86,777

(Cost $535,811)		489,127

Leisure Time - 4.9%
Carnival Corp.
144A,10.50%, 2/1/26	140,000	145,618
144A,7.625%, 3/1/26	280,000	265,735
144A,5.75%, 3/1/27	653,000	559,742
144A,9.875%, 8/1/27	150,000	154,980
Carnival Holdings Bermuda Ltd., 144A,10.375%, 5/1/28	300,000	325,019
Life Time, Inc.
144A,5.75%, 1/15/26	153,000	148,401
144A,8.00%, 4/15/26	80,000	78,945
NCL Corp. Ltd.
144A,3.625%, 12/15/24	94,000	89,952
144A,5.875%, 3/15/26	257,000	233,407
144A,5.875%, 2/15/27	223,000	211,730
144A,8.375%, 2/1/28	60,000	62,098
Royal Caribbean Cruises Ltd.
144A,11.50%, 6/1/25	251,000	265,520
144A,4.25%, 7/1/26	172,000	157,793
144A,5.50%, 8/31/26	169,000	159,132
144A,5.375%, 7/15/27	165,000	152,222
144A,11.625%, 8/15/27	192,000	208,485
3.70%, 3/15/28	155,000	131,960
144A,5.50%, 4/1/28	230,000	211,840
Viking Cruises Ltd.
144A,13.00%, 5/15/25	162,000	170,384
144A,5.875%, 9/15/27	139,000	122,658

(Cost $3,924,643)		3,855,621

Lodging - 3.3%
Boyd Gaming Corp.,4.75%, 12/1/27	186,000	176,192
Hilton Domestic Operating Co., Inc., 144A,5.375%, 5/1/25	81,000	80,692
Las Vegas Sands Corp.
3.20%, 8/8/24	353,000	340,678
2.90%, 6/25/25	62,000	58,007
3.50%, 8/18/26	180,000	166,824
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	236,000	219,878
144A,5.25%, 4/26/26	125,000	113,179
144A,5.625%, 7/17/27	100,000	87,838
MGM Resorts International
6.75%, 5/1/25	181,000	181,843
5.75%, 6/15/25	101,000	100,407
4.625%, 9/1/26	78,000	73,815
5.50%, 4/15/27	101,000	96,814
Station Casinos LLC, 144A,4.50%, 2/15/28	100,000	89,114
Studio City Finance Ltd.
144A,6.00%, 7/15/25	80,000	72,674
144A,6.50%, 1/15/28	79,000	64,852
Travel + Leisure Co.
144A,6.625%, 7/31/26	110,000	109,104
6.00%, 4/1/27	73,000	70,470
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	320,000	314,030
144A,5.25%, 5/15/27	183,000	172,255

(Cost $2,629,146)		2,588,666

Retail - 3.2%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	90,000	89,845
144A,3.875%, 1/15/28	294,000	269,914
144A,4.375%, 1/15/28	140,000	128,767
Asbury Automotive Group, Inc.,4.50%, 3/1/28	75,000	68,502
Bath & Body Works, Inc.,5.25%, 2/1/28	80,000	76,188
Carvana Co.
144A,5.625%, 10/1/25	84,000	62,975
144A,5.50%, 4/15/27	111,000	66,004
eG Global Finance PLC
144A,6.75%, 2/7/25	110,000	105,860
144A,8.50%, 10/30/25	120,000	115,829
Ferrellgas LP / Ferrellgas Finance Corp., 144A,5.375%, 4/1/26	110,000	100,109
Lithia Motors, Inc., 144A,4.625%, 12/15/27	75,000	69,514
Michaels Cos., Inc., 144A,5.25%, 5/1/28	145,000	111,805
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,7.125%, 4/1/26	216,000	194,597
Penske Automotive Group, Inc.,3.50%, 9/1/25	70,000	66,632
PetSmart, Inc. / PetSmart Finance Corp., 144A,4.75%, 2/15/28	210,000	194,481

QVC, Inc.
4.85%, 4/1/24	131,000	125,118
4.45%, 2/15/25	108,000	92,162
4.75%, 2/15/27	109,000	66,329
Rite Aid Corp., 144A,8.00%, 11/15/26	154,000	80,904
Staples, Inc.
144A,7.50%, 4/15/26	405,000	333,336
144A,10.75%, 4/15/27	155,000	95,255

(Cost $2,794,390)		2,514,126

Toys/Games/Hobbies - 0.1%
Mattel, Inc., 144A,3.375%, 4/1/26
(Cost $53,121)	52,000	47,841

Consumer, Non-cyclical - 15.5%
Agriculture - 0.2%
Darling Ingredients, Inc., 144A,5.25%, 4/15/27	60,000	58,412
Vector Group Ltd., 144A,10.50%, 11/1/26	94,000	94,155

(Cost $154,786)		152,567

Commercial Services - 4.5%
Albion Financing 2SARL, 144A,8.75%, 4/15/27	135,000	117,416
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.625%, 7/15/26	376,000	353,540
144A,9.75%, 7/15/27	177,000	155,522
APX Group, Inc., 144A,6.75%, 2/15/27	98,000	96,652
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A,4.75%, 4/1/28	84,000	74,989
Block, Inc.,2.75%, 6/1/26	219,000	197,252
Brink’s Co.
144A,5.50%, 7/15/25	60,000	59,240
144A,4.625%, 10/15/27	100,000	93,595
Garda World Security Corp.
144A,4.625%, 2/15/27	96,000	87,808
144A,9.50%, 11/1/27	143,000	133,906
144A,7.75%, 2/15/28	40,000	39,858
Herc Holdings, Inc., 144A,5.50%, 7/15/27	253,000	240,540
Hertz Corp., 144A,4.625%, 12/1/26	85,000	75,892
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.25%, 4/15/24	90,000	88,917
144A,5.75%, 4/15/26	246,000	241,013
144A,3.375%, 8/31/27	185,000	162,672
144A,6.25%, 1/15/28	237,000	217,645
Sabre GLBL, Inc.
144A,9.25%, 4/15/25	70,000	66,927
144A,7.375%, 9/1/25	185,000	156,616
144A,11.25%, 12/15/27	105,000	80,779
Service Corp. International,4.625%, 12/15/27	100,000	94,628
Sotheby’s, 144A,7.375%, 10/15/27	148,000	129,730
United Rentals North America, Inc.
5.50%, 5/15/27	160,000	158,214
3.875%, 11/15/27	70,000	64,863
4.875%, 1/15/28	342,000	326,069
Williams Scotsman International, Inc., 144A,6.125%, 6/15/25	70,000	69,748

(Cost $3,776,959)		3,584,031

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A,5.00%, 4/15/26	149,000	143,259
144A,6.50%, 4/15/26	93,000	91,699

(Cost $244,446)		234,958

Food - 2.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	177,000	164,389
144A,7.50%, 3/15/26	192,000	197,579
144A,4.625%, 1/15/27	211,000	200,441
144A,5.875%, 2/15/28	150,000	146,737
144A,6.50%, 2/15/28	130,000	129,319
B&G Foods, Inc.
5.25%, 4/1/25	159,000	149,967
5.25%, 9/15/27	95,000	80,888
Lamb Weston Holdings, Inc., 144A,4.875%, 5/15/28	100,000	96,503
Performance Food Group, Inc., 144A,5.50%, 10/15/27	161,000	155,042
Pilgrim’s Pride Corp., 144A,5.875%, 9/30/27	195,000	191,624
Post Holdings, Inc.
144A,5.75%, 3/1/27	108,000	106,015
144A,5.625%, 1/15/28	150,000	144,805
Sigma Holdco BV, 144A,7.875%, 5/15/26	93,000	79,110
US Foods, Inc., 144A,6.25%, 4/15/25	182,000	181,774

(Cost $2,062,076)		2,024,193

Healthcare-Products - 0.2%
Hologic, Inc., 144A,4.625%, 2/1/28	85,000	80,647
Teleflex, Inc.,4.625%, 11/15/27	80,000	75,776

(Cost $156,807)		156,423

Healthcare-Services - 4.0%
Catalent Pharma Solutions, Inc., 144A,5.00%, 7/15/27	77,000	70,400
Charles River Laboratories International, Inc., 144A,4.25%, 5/1/28	100,000	90,990
CHS/Community Health Systems, Inc.
144A,8.00%, 3/15/26	399,000	372,908
144A,5.625%, 3/15/27	347,000	297,348
144A,8.00%, 12/15/27	132,000	122,997
144A,6.875%, 4/1/28	125,000	69,816

Encompass Health Corp.,4.50%, 2/1/28	130,000	119,913
IQVIA, Inc.
144A,5.00%, 10/15/26	155,000	150,797
144A,5.00%, 5/15/27	217,000	208,996
Legacy LifePoint Health LLC
144A,6.75%, 4/15/25	91,000	81,322
144A,4.375%, 2/15/27	84,000	63,367
ModivCare, Inc., 144A,5.875%, 11/15/25	102,000	94,787
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A,9.75%, 12/1/26	262,000	196,499
Select Medical Corp., 144A,6.25%, 8/15/26	207,000	201,532
Team Health Holdings, Inc., 144A,6.375%, 2/1/25	135,000	59,191
Tenet Healthcare Corp.
4.625%, 7/15/24	90,000	90,000
4.875%, 1/1/26	438,000	424,008
6.25%, 2/1/27	260,000	256,332
5.125%, 11/1/27	250,000	239,108

(Cost $3,486,912)		3,210,311

Household Products/Wares - 0.1%
Spectrum Brands, Inc.,5.75%, 7/15/25
(Cost $59,251)	60,000	59,692

Pharmaceuticals - 3.7%
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	120,000	99,123
144A,8.50%, 1/31/27	136,000	72,245
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	316,000	280,833
144A,9.00%, 12/15/25	160,000	138,373
144A,6.125%, 2/1/27	183,000	119,137
144A,5.75%, 8/15/27	89,000	55,976
144A,5.00%, 1/30/28	75,000	33,402
Cheplapharm Arzneimittel GmbH, 144A,5.50%, 1/15/28	115,000	103,081
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A,7.875%, 9/1/25	100,000	92,146
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A,10.00%, 4/15/25	88,000	68,585
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A,4.125%, 4/30/28	380,000	338,708
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	120,000	116,333
4.375%, 3/15/26	125,000	118,889
Prestige Brands, Inc., 144A,5.125%, 1/15/28	42,000	40,165
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	136,000	135,076
6.00%, 4/15/24	160,000	159,014
7.125%, 1/31/25	171,000	173,883
3.15%, 10/1/26	600,000	535,537
6.75%, 3/1/28	230,000	225,583

(Cost $3,163,197)		2,906,089

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Benteler International AG, 144A,10.50%, 5/15/28
(Cost $91,647)	90,000	91,616

Energy - 9.7%
Oil & Gas - 4.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A,7.00%, 11/1/26	102,000	97,988
Baytex Energy Corp., 144A,8.75%, 4/1/27	69,000	69,802
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A,11.00%, 4/15/25	108,000	111,391
Chesapeake Energy Corp., 144A,5.50%, 2/1/26	149,000	145,071
Crescent Energy Finance LLC
144A,7.25%, 5/1/26	135,000	125,703
144A,9.25%, 2/15/28	73,000	70,753
CrownRock LP / CrownRock Finance, Inc., 144A,5.625%, 10/15/25	167,000	163,810
CVR Energy, Inc.
144A,5.25%, 2/15/25	108,000	102,717
144A,5.75%, 2/15/28	85,000	71,486
Energean PLC, 144A,6.50%, 4/30/27	92,000	83,491
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	200,000	175,212
144A,7.75%, 5/1/27	75,000	64,301
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25	102,000	99,297
144A,REGS, 6.50%, 6/30/27	108,000	103,075
Matador Resources Co.
5.875%, 9/15/26	117,000	113,122
144A,6.875%, 4/15/28	124,000	123,124
MEG Energy Corp., 144A,7.125%, 2/1/27	100,000	101,910
Murphy Oil Corp.,5.875%, 12/1/27	68,000	66,077
Northern Oil and Gas, Inc., 144A,8.125%, 3/1/28	105,000	102,181
Parkland Corp., 144A,5.875%, 7/15/27	98,000	94,388
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	130,000	129,811
6.00%, 2/15/28	165,000	153,689

Puma International Financing SA, 144A,5.00%, 1/24/26	200,000	183,206
Range Resources Corp.,4.875%, 5/15/25	111,000	108,884
SM Energy Co.
6.75%, 9/15/26	75,000	72,520
6.625%, 1/15/27	46,000	44,337
Sunoco LP / Sunoco Finance Corp.,6.00%, 4/15/27	100,000	98,417
Transocean, Inc.
144A,7.50%, 1/15/26	95,000	88,097
144A,11.50%, 1/30/27	129,000	132,091
144A,8.00%, 2/1/27	105,000	93,561
Tullow Oil PLC, 144A,7.00%, 3/1/25	153,000	82,901
Vital Energy, Inc.,9.50%, 1/15/25	88,000	87,181

(Cost $3,451,812)		3,359,594

Oil & Gas Services - 0.7%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	85,000	81,344
144A,6.25%, 4/1/28	134,000	124,470
CGG SA, 144A,8.75%, 4/1/27	100,000	86,354
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	153,000	145,706
6.875%, 9/1/27	139,000	130,328

(Cost $598,743)		568,202

Pipelines - 4.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,7.875%, 5/15/26	164,000	166,422
144A,5.75%, 3/1/27	119,000	114,011
144A,5.75%, 1/15/28	90,000	85,970
Buckeye Partners LP
4.15%, 7/1/23	75,000	74,709
144A,4.125%, 3/1/25	100,000	95,397
3.95%, 12/1/26	100,000	89,291
4.125%, 12/1/27	75,000	65,914
144A,4.50%, 3/1/28	86,000	75,788
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	80,000	78,575
144A,5.625%, 5/1/27	110,000	103,890
EnLink Midstream LLC, 144A,5.625%, 1/15/28	70,000	67,526
EnLink Midstream Partners LP
4.15%, 6/1/25	80,000	77,313
4.85%, 7/15/26	91,000	88,036
EQM Midstream Partners LP
144A,6.00%, 7/1/25	83,000	82,225
4.125%, 12/1/26	102,000	93,950
144A,7.50%, 6/1/27	85,000	85,664
144A,6.50%, 7/1/27	171,000	167,352
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	125,000	122,904
8.00%, 1/15/27	176,000	171,636
7.75%, 2/1/28	110,000	105,850
Hess Midstream Operations LP, 144A,5.625%, 2/15/26	192,000	188,573
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	242,000	223,056
144A,6.50%, 9/30/26	251,000	222,694
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,7.50%, 2/1/26	400,000	382,565
NuStar Logistics LP
5.75%, 10/1/25	110,000	107,565
6.00%, 6/1/26	106,000	103,010
5.625%, 4/28/27	69,000	65,387
Rockies Express Pipeline LLC, 144A,3.60%, 5/15/25	54,000	50,833
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A,9.00%, 10/15/26	153,000	145,188
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,7.50%, 10/1/25	63,000	62,928
144A,6.00%, 3/1/27	79,000	73,973
144A,5.50%, 1/15/28	167,000	151,041

(Cost $3,919,607)		3,789,236

Financial - 10.0%
Banks - 0.3%
Freedom Mortgage Corp.
144A,8.25%, 4/15/25	61,000	58,336
144A,7.625%, 5/1/26	110,000	96,257
144A,6.625%, 1/15/27	99,000	82,279

(Cost $259,416)		236,872

Diversified Financial Services - 3.6%
Advisor Group Holdings, Inc., 144A,10.75%, 8/1/27	70,000	67,461
AG Issuer LLC, 144A,6.25%, 3/1/28	80,000	73,879
AG TTMT Escrow Issuer LLC, 144A,8.625%, 9/30/27	100,000	101,382
LD Holdings Group LLC
144A,6.50%, 11/1/25	83,000	65,730
144A,6.125%, 4/1/28	121,000	77,222
Macquarie Airfinance Holdings Ltd., 144A,8.375%, 5/1/28	80,000	78,899
Nationstar Mortgage Holdings, Inc., 144A,6.00%, 1/15/27	104,000	94,965

Navient Corp.
MTN, 6.125%, 3/25/24	150,000	147,154
5.875%, 10/25/24	101,000	98,879
6.75%, 6/25/25	92,000	89,120
6.75%, 6/15/26	91,000	86,359
5.00%, 3/15/27	118,000	102,524
4.875%, 3/15/28	105,000	87,084
OneMain Finance Corp.
6.125%, 3/15/24	205,000	200,496
6.875%, 3/15/25	225,000	217,083
7.125%, 3/15/26	313,000	299,664
3.50%, 1/15/27	128,000	106,566
6.625%, 1/15/28	137,000	124,165
PennyMac Financial Services, Inc., 144A,5.375%, 10/15/25	119,000	110,727
PRA Group, Inc., 144A,8.375%, 2/1/28	80,000	71,348
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A,2.875%, 10/15/26	210,000	183,969
SLM Corp.
4.20%, 10/29/25	84,000	76,986
3.125%, 11/2/26	81,000	69,531
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	146,000	136,866
144A,5.75%, 6/15/27	85,000	76,752

(Cost $3,046,478)		2,844,811

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.
144A,7.00%, 11/15/25	199,000	188,819
144A,10.125%, 8/1/26	70,000	70,875
AssuredPartners, Inc., 144A,7.00%, 8/15/25	97,000	95,782
HUB International Ltd., 144A,7.00%, 5/1/26	274,000	270,190

(Cost $644,882)		625,666

Real Estate Investment Trusts - 4.4%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
144A,5.75%, 5/15/26	167,000	147,514
144A,4.50%, 4/1/27	135,000	108,057
Diversified Healthcare Trust
9.75%, 6/15/25	83,000	80,357
4.75%, 2/15/28	100,000	68,825
HAT Holdings I LLC / HAT Holdings II LLC, 144A,3.375%, 6/15/26	220,000	192,704
Iron Mountain, Inc.
144A,4.875%, 9/15/27	189,000	177,039
144A,5.25%, 3/15/28	125,000	117,126
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A,4.25%, 2/1/27	107,000	90,759
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	91,000	80,532
5.00%, 10/15/27	243,000	199,811
Office Properties Income Trust,4.50%, 2/1/25	120,000	99,814
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A,7.50%, 6/1/25	100,000	100,262
RHP Hotel Properties LP / RHP Finance Corp.,4.75%, 10/15/27	110,000	102,048
RLJ Lodging Trust LP, 144A,3.75%, 7/1/26	92,000	83,927
SBA Communications Corp.,3.875%, 2/15/27	310,000	286,013
Service Properties Trust
4.35%, 10/1/24	195,000	187,340
7.50%, 9/15/25	136,000	133,491
4.75%, 10/1/26	83,000	70,964
4.95%, 2/15/27	58,000	48,347
5.50%, 12/15/27	105,000	91,389
3.95%, 1/15/28	70,000	53,564
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24	73,000	68,579
4.75%, 3/15/25	100,000	93,937
144A,3.625%, 7/15/26	73,000	61,445
144A,4.375%, 1/15/27	100,000	84,638
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	473,000	458,887
144A,4.75%, 4/15/28	100,000	80,288
XHR LP, 144A,6.375%, 8/15/25	92,000	90,039

(Cost $3,658,804)		3,457,696

Venture Capital - 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	216,000	202,452
6.375%, 12/15/25	145,000	130,772
6.25%, 5/15/26	192,000	168,352
5.25%, 5/15/27	275,000	226,668

(Cost $816,018)		728,244

Industrial - 10.3%
Aerospace/Defense - 4.3%
Bombardier, Inc.
144A,7.125%, 6/15/26	240,000	235,624
144A,7.875%, 4/15/27	362,000	358,322
144A,6.00%, 2/15/28	120,000	110,849

Howmet Aerospace, Inc.
5.125%, 10/1/24	102,000	101,302
6.875%, 5/1/25	129,000	131,977
Rolls-Royce PLC
144A,3.625%, 10/14/25	291,000	274,687
144A,5.75%, 10/15/27	145,000	141,311
Spirit AeroSystems, Inc., 144A,7.50%, 4/15/25	160,000	158,061
TransDigm, Inc.
144A,6.25%, 3/15/26	840,000	835,121
6.375%, 6/15/26	161,000	159,299
7.50%, 3/15/27	108,000	107,848
5.50%, 11/15/27	475,000	447,528
Triumph Group, Inc.
7.75%, 8/15/25	93,000	89,142
144A,9.00%, 3/15/28	229,000	231,576

(Cost $3,413,082)		3,382,647

Building Materials - 0.7%
InterCement Financial Operations BV, 144A,5.75%, 7/17/24	130,000	74,831
JELD-WEN, Inc.
144A,4.625%, 12/15/25	68,000	65,727
144A,4.875%, 12/15/27	75,000	65,422
Standard Industries, Inc.
144A,5.00%, 2/15/27	100,000	93,965
144A,4.75%, 1/15/28	231,000	211,079

(Cost $545,801)		511,024

Electrical Components & Equipment - 0.3%
WESCO Distribution, Inc., 144A,7.125%, 6/15/25
(Cost $276,065)	264,000	266,162

Electronics - 0.2%
Sensata Technologies BV
144A,5.625%, 11/1/24	66,000	66,115
144A,5.00%, 10/1/25	118,000	116,093

(Cost $192,071)		182,208

Engineering & Construction - 0.4%
Brand Industrial Services, Inc., 144A,8.50%, 7/15/25	183,000	168,587
IHS Holding Ltd., 144A,5.625%, 11/29/26	80,000	68,400
Promontoria Holding 264 BV, 144A,7.875%, 3/1/27	70,000	72,644

(Cost $303,805)		309,631

Environmental Control - 0.5%
GFL Environmental, Inc.
144A,4.25%, 6/1/25	54,000	51,950
144A,3.75%, 8/1/25	130,000	123,259
144A,5.125%, 12/15/26	130,000	125,418
Stericycle, Inc., 144A,5.375%, 7/15/24	87,000	86,130

(Cost $399,613)		386,757

Machinery-Diversified - 0.3%
TK Elevator US Newco, Inc., 144A,5.25%, 7/15/27
(Cost $279,672)	290,000	267,410

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.,5.75%, 6/15/25
(Cost $96,019)	94,000	93,315

Packaging & Containers - 3.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A,6.00%, 6/15/27	100,000	98,311
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25	95,000	93,209
144A,4.125%, 8/15/26	205,000	191,685
144A,5.25%, 8/15/27	184,000	154,635
144A,5.25%, 8/15/27	150,000	126,061
Ball Corp.
4.00%, 11/15/23	185,000	182,617
5.25%, 7/1/25	164,000	163,344
4.875%, 3/15/26	139,000	136,127
6.875%, 3/15/28	119,000	121,917
Berry Global, Inc., 144A,5.625%, 7/15/27	90,000	88,546
Graphic Packaging International LLC, 144A,3.50%, 3/15/28	74,000	67,280
LABL, Inc.
144A,6.75%, 7/15/26	180,000	173,220
144A,10.50%, 7/15/27	105,000	97,963
Owens-Brockway Glass Container, Inc., 144A,6.625%, 5/13/27	170,000	169,940
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A,4.00%, 10/15/27	183,000	161,487
Sealed Air Corp.
144A,5.125%, 12/1/24	100,000	99,236
144A,5.50%, 9/15/25	60,000	59,619
144A,4.00%, 12/1/27	110,000	100,527
Sealed Air Corp./Sealed Air Corp. US, 144A,6.125%, 2/1/28	45,000	44,629
Silgan Holdings, Inc.,4.125%, 2/1/28	115,000	105,384

(Cost $2,469,358)		2,435,737

Trucking & Leasing - 0.4%
Fortress Transportation and Infrastructure Investors LLC
144A,6.50%, 10/1/25	141,000	137,133
144A,9.75%, 8/1/27	42,000	43,335
144A,5.50%, 5/1/28	185,000	166,271

(Cost $351,378)		346,739

Technology - 3.0%
Computers - 1.4%
Diebold Nixdorf, Inc., 144A,9.375%, 7/15/25	128,000	25,600
NCR Corp., 144A,5.75%, 9/1/27	85,000	84,720
Presidio Holdings, Inc.
144A,4.875%, 2/1/27	100,000	93,602
144A,8.25%, 2/1/28	90,000	82,897
Seagate HDD Cayman
4.75%, 6/1/23	130,000	130,000
4.875%, 3/1/24	129,000	128,909
4.75%, 1/1/25	81,000	79,206
4.875%, 6/1/27	81,000	77,851
Western Digital Corp.,4.75%, 2/15/26	458,000	435,971

(Cost $1,206,544)		1,138,756

Office/Business Equipment - 0.2%
Xerox Holdings Corp., 144A,5.00%, 8/15/25
(Cost $129,238)	130,000	121,986

Semiconductors - 0.1%
ams-OSRAM AG, 144A,7.00%, 7/31/25	76,000	66,581
Entegris, Inc., 144A,4.375%, 4/15/28	50,000	46,020

(Cost $125,003)		112,601

Software - 1.3%
Alteryx, Inc., 144A,8.75%, 3/15/28	82,000	78,375
Boxer Parent Co., Inc., 144A,7.125%, 10/2/25	142,000	142,524
Fair Isaac Corp., 144A,5.25%, 5/15/26	68,000	66,984
Open Text Corp., 144A,3.875%, 2/15/28	164,000	143,690
PTC, Inc.
144A,3.625%, 2/15/25	92,000	88,568
144A,4.00%, 2/15/28	80,000	74,616
Rackspace Technology Global, Inc., 144A,3.50%, 2/15/28	100,000	39,894
SS&C Technologies, Inc., 144A,5.50%, 9/30/27	408,000	389,768

(Cost $1,053,705)		1,024,419

Utilities - 3.2%
Electric - 2.7%
Calpine Corp.
144A,5.25%, 6/1/26	121,000	117,446
144A,4.50%, 2/15/28	220,000	200,633
144A,5.125%, 3/15/28	250,000	224,526
Clearway Energy Operating LLC, 144A,4.75%, 3/15/28	125,000	116,522
DPL, Inc.,4.125%, 7/1/25	76,000	72,561
Drax Finco PLC, 144A,6.625%, 11/1/25	50,000	48,820
FirstEnergy Corp., Series B, 4.15%, 7/15/27	274,000	262,654
NextEra Energy Operating Partners LP
144A,4.25%, 7/15/24	150,000	147,246
144A,3.875%, 10/15/26	80,000	74,016
144A,4.50%, 9/15/27	102,000	95,135
NRG Energy, Inc.,5.75%, 1/15/28	150,000	142,832
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	263,000	255,812
144A,5.625%, 2/15/27	200,000	192,609
144A,5.00%, 7/31/27	241,000	226,110

(Cost $2,223,176)		2,176,922

Gas - 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	175,000	168,755
5.875%, 8/20/26	161,000	149,885
5.75%, 5/20/27	46,000	41,549

(Cost $384,351)		360,189

TOTAL CORPORATE BONDS (Cost $81,973,020)		77,952,583

	Number of Shares	Value
CASH EQUIVALENTS - 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (a)
(Cost $889,265)	889,265	889,265

TOTAL INVESTMENTS - 99.3% (Cost $82,862,285)		$78,841,848
Other assets and liabilities, net - 0.7%		544,458

NET ASSETS - 100.0%		$79,386,306

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03 (a)(b)
821,382	—	(821,382) (c)	—	—	25,429	—	—	—
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (a)
589,978	11,073,059	(10,773,772)	—	—	19,398	—	889,265	889,265

1,411,360	11,073,059	(11,595,154)	—	—	44,827	—	889,265	889,265

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$77,952,583	$—	$77,952,583
Short-Term Investments (a)	889,265	—	—	889,265

TOTAL	$889,265	$77,952,583	$—	$78,841,848

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SHYL-PH3

R-089711-1 (5/24) DBX005195 (5/24)